June 30, 2010

Securities and Exchange Commission

Public Filing Desk

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C.  20549

Re:  Re: Aviemore Funds, File Nos. 333-112044 and 811-21489

Ladies and Gentlemen:

On behalf of the Aviemore Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 10 to the Trust’s Registration Statement (the “Amendment”).  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933 with respect to the ETF Market Opportunity Fund (the "Fund").  The purpose of the filing is to re-drafted the Fund's prospectuses to comply with the new summary prospectus format.  Updated financial information will be provided by amendment filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Because we have essentially re-drafted the Fund's prospectuses to comply with the new summary prospectus format, it is our opinion that it would not be productive or useful to mark all of the changes in the document to reflect differences from the Fund's currently effective prospectuses.

If you have any questions concerning this filing please contact Jeff Provence at (619) 588-9700.

Very truly yours,

/s/ Premier Fund Solutions

Premier Fund Solutions, Inc.